Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	$ 18,949	$ 13,677	$ 28,611
No Later Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	6,874	4,023	6,675
Later Than 1 Year and Not Later Than 5 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	10,607	7,779	17,064
More Than 5 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	$ 1,468	$ 1,875	$ 4,872